BORROWINGS AND NOTES PAYABLE (Schedule of Changes in Debentures, Including Cash Flows From Financing Activities) (Details) - ILS (₪) ₪ in Millions		Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Non-current borrowings, including current maturities	[1]	₪ 138		₪ 191	₪ 243
Notes payable, including current maturities	[1]	1,457		1,589	1,123
Financial liability at fair value		4		28
Interest payable		17		8		[2]
Lease liability		702		617	683
Borrowings		2,318		2,433	₪ 1,366
Cash flows from (used in) financing activities, net [Member]
Disclosure of detailed information about borrowings [line items]
Current borrowings				(13)
Non-current borrowings, including current maturities		(52)	[1]	(52)
Notes payable, including current maturities				453
Notes payable, including current maturities		(154)
Financial liability at fair value				37
Interest payable		(49)		(37)
Lease liability		(147)		(159)
Borrowings		(402)		229
Non cash movements Share in PHI's accounts included as at Jan. 1, 2019 [Member]
Disclosure of detailed information about borrowings [line items]
Current borrowings				13
Borrowings				13
Non cash movements Adoption of IFRS 16 as at Jan. 1, 2019 [Member]
Disclosure of detailed information about borrowings [line items]
Lease liability				683
Borrowings				683
Non cash movements CPI adjustments and other finance costs [Member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings, including current maturities	[1]	(1)
Notes payable, including current maturities		22	[1]	13
Financial liability at fair value		(24)		(9)
Interest payable		58		45
Lease liability		18		20
Borrowings		73		69
Non cash movements Against lease ROU asset [Member]
Disclosure of detailed information about borrowings [line items]
Lease liability		214		73
Borrowings		₪ 214		₪ 73

[1]	Including current maturities.
[2]	Representing an amount of less than NIS 1 million.